Sensitivity of Critical Assumptions - Property and Casualty insurance Contract Liabilities (Details) - Property liability and casualty insurance segment [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Impact of one percent change in discount rate in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	$ 126	$ 130
Decrease in assumption	(135)	(140)
Increase in assumption	93	96
Decrease in assumption	(100)	(103)
Impact of one percent change in margin for adverse deviation in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(47)	(47)
Decrease in assumption	47	47
Increase in assumption	(35)	(35)
Decrease in assumption	35	35
Impact of five percent change in frequency of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(56)	(52)
Decrease in assumption	56	52
Increase in assumption	(42)	(39)
Decrease in assumption	42	39
Impact of five percent change in severity of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(226)	(225)
Decrease in assumption	226	225
Increase in assumption	(167)	(166)
Decrease in assumption	$ 167	$ 166